Equity	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
EQUITY

NOTE 9 – EQUITY

a)	Shares of Common Stock confer upon their holders the right to participate and vote in general stockholders' meetings, to share in the distribution of dividends if declared by the Company and the right to receive assets of the Company upon its liquidation.

Shares of Preferred Stock confer on their holders all rights accruing to holders of Common Stock, and, in addition, bear certain conversion and preference rights. Preferred A, Preferred B and Preferred C Stock also confer upon their holders the right to receive an annual dividend amount equal to the original issue price of each Preferred Stock plus a cumulative preference of 6% of the original issue price per annum compounded annually until the lapse of two years from their issuance date.

Accumulated unpaid dividends to series A, series B and series C Convertible Preferred Stock holders as of December 31, 2018, 2017 and 2016 were $1,872, $1,213 and $496, respectively.

b)	On September 12, 2018 the Company issued 520,263 shares of Series C Preferred Stock for cash consideration of $5,300. During December 2018 the Company issued additional 4,908 shares of Series C Preferred Stock for cash consideration of $50. Issuance costs in relation to the financing round in the amount of $156 were allocated to additional paid in capital.

c)	On September 15, 2017 and October 20, 2017, the Company issued a total of 1,373,804 shares of Series B Preferred Stock of the Company, and a total of 1,773,398 warrants exercisable into shares of Series B Preferred Stock for a total cash consideration of $8,550 comprising of:

Shares of Series B Preferred Stock	$7,730
Issuance costs allocated to Preferred Stock	519
8,249
Fair value attributed to the investors' warrants	301
$8,550

The warrants can be exercised only (i) post the consummation of a public listing of the Company's shares on an Asian-Pacific stock exchange, with aggregate proceeds of at least $25,000 and a price per share reflecting a company pre-money Company valuation of at least $200,000; (ii) post the consummation of an M&A transaction with a Asian-Pacific company reflecting a Company valuation of at least $200,000; or (iii) post the closing of a licensing agreement between the Company and an Asian-Pacific party that provides for an initial payment to the Company of at least $25,000. (together, i, ii and iii, the "Exercise Event").

The warrants will be canceled and nullified prior to its expiration date upon the consummation of a public listing of the Company's shares on a non-Asian-Pacific stock exchange or upon the consummation of an M&A transaction with a non-Asian-Pacific company.

If exercised, each warrant converts into 1 share of Series B Preferred Stock of the Company at an exercise price of $6.22 per share subject to the fulfillment of an Exercise Event. The warrants will expire at the earlier of 36 months from the issuance date or an Exercise Event as defined in the warrant agreements, the exercise period may be extended under certain conditions in the case the warrants have not been canceled and nullified. The warrants may be exercised via a cashless exercise mechanism, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant. In addition, the number of warrants outstanding will be customarily adjusted subject to certain events specified in the warrant agreement, such as stock dividend, share split and others.

The Company issued additional warrants in settlement of issuance costs to purchase 48,204 shares of Series B Preferred Stock at $6.22 per warrant, subject to certain adjustments, for a period of 7 years. These warrants may also be exercised on a cashless basis. The fair value of these warrants issued at grant date was $37 and was considered as additional issuance costs.

In accordance with ASC 815: "Derivatives and Hedging", one of the characteristics of a derivative is that its terms require or permit net settlement. Accordingly, all warrants were classified as a non-current liability measured at fair value.

The Company first allocated the proceeds of the issuance to the warrants; the remaining proceeds were allocated to the shares and were recorded to equity.

The total issuance costs in relation to the financing round in the amount of $538 were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portions of the issuance costs in the amount of $19 that were allocated to the warrants and recorded as financial expense in the Company's statement of comprehensive loss. The portions of the issuance costs that were allocated to the Preferred Stock of $519, were recorded to the additional paid in capital in the Company's balance sheet.

d)

On February 1, 2016 the entire aggregate principal amount of convertible notes issued by the Company in 2014 with all accrued and unpaid interest thereon, in the amount of $8,865 was converted into 3,059,730 shares of Series A convertible preferred stock.

312,004 and 118,611 shares of common stock have been issued to several shareholders, who were entitled to certain anti-dilution rights on February 1, 2016 and September 14, 2017, respectively.